Acquisition of Beijing Yisuizhen and its Subsidiary (Details) - Schedule of Allocation of the Purchase Price as of the Date of Acquisition (Parentheticals) - Beijing Yisuizhen [Member]	12 Months Ended
Dec. 31, 2023
Schedule of Allocation of the Purchase Price as of the Date of Acquisition [Line Items]
Fair value equity interest	6.67%
Cash from transfer of fair value equity interest	6.67%